FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

29.FINANCIAL INSTRUMENTS

	2021	2020
	£'000	£'000
Carrying amount of financial assets
Measured at amortised cost
- Mining equipment prepayments	47,426	—
- Trade and other receivables	13,194	145
- Cash and cash equivalents	11,803	2,051
Measured at fair value through profit or loss	403	1,393
Total carrying amount of financial assets	72,826	3,589

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	10,259	548
- Short term loans	23,391	116
- Long term loans	3,391	—
- Issued debt - bonds	26,908
- Lease liabilities	377	7,409
Measured at fair value
- Fair value of contingent consideration	8,071
Total carrying amount of financial liabilities	72,397	8,073

Fair Value Estimation

Fair value measurements are disclosed according to the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1)
●	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices), or indirectly (that is, derived from prices) (Level 2)
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3). This is the case for unlisted equity securities.

The following table presents the Group’s assets and liabilities that are measured at fair value at 31 December 2021 and 31 December 2020.

	Level 1	Level 2	Level 3	Total
Assets	£'000	£'000	£'000	£'000
Financial assets at fair value through profit or loss
- Equity holdings	329	—	73	402
- Digital assets	—	80,759	—	80,759
Total at 31 December 2021	329	80,759	73	81,161

Liabilities
Financial liabilities at fair
value through profit or loss
- Deferred contingent consideration	—	—	8,071	8,071
Total at 31 December 2021	—	—	8,071	8,071

	Level 1	Level 2	Level 3	Total
Assets	£'000	£'000	£'000	£'000
Financial assets at fair value through profit or loss
Equity holdings	—	—	1,393	1,393
Digital assets	—	4,637	—	4,637
Total at 30 December 2020	—	4,637	1,393	6,030

All financial assets are in listed and unlisted securities and digital assets.

There were no transfers between levels during the period.

The Group recognises the fair value of financial assets at fair value through profit or loss relating to unlisted investments at the cost of investment unless:

●	There has been a specific change in the circumstances which, in the Group’s opinion, has permanently impaired the value of the financial asset. The asset will be written down to the impaired value;
●	There has been a significant change in the performance of the investee compared with budgets, plans or milestones;
●	There has been a change in expectation that the investee’s technical product milestones will be achieved or a change in the economic environment in which the investee operates;
●	There has been an equity transaction, subsequent to the Group’s investment, which crystallises a valuation for the financial asset which is different to the valuation at which the Group invested. The asset’s value will be adjusted to reflect this revised valuation; or
●	An independently prepared valuation report exists for the investee within close proximity to the reporting date.
●	The deferred consideration has been fair valued to the year end date as the amount is to be paid in Argo shares.